Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended											12 Months Ended										1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Merchant Services	Dec. 31, 2012 TSYS de Mexico	Dec. 31, 2011 TSYS de Mexico	Dec. 31, 2012 CUP Data	Dec. 31, 2011 CUP Data	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Perpetual and site licenses Minimum	Dec. 31, 2012 Perpetual and site licenses Maximum	Dec. 31, 2012 Licensed computer software Maximum	Dec. 31, 2012 Software development costs Minimum	Dec. 31, 2012 Software development costs Maximum	Dec. 31, 2012 Internal-use software Minimum	Dec. 31, 2012 Internal-use software Maximum	Dec. 31, 2012 Acquisition technology intangibles Y	Dec. 31, 2012 Goodwill	Dec. 31, 2012 Other intangible assets Minimum	Dec. 31, 2012 Other intangible assets Maximum	Dec. 31, 2012 Buildings and improvements Minimum	Dec. 31, 2012 Buildings and improvements Maximum	Dec. 31, 2012 Computer and other equipment Minimum	Dec. 31, 2012 Computer and other equipment Maximum	Dec. 31, 2012 Furniture and other equipment Minimum	Dec. 31, 2012 Furniture and other equipment Maximum	Dec. 31, 2012 Central Payment Co., LLC	Aug. 08, 2012 Central Payment Co., LLC	Aug. 08, 2012 Central Payment Co., LLC Minimum	Aug. 08, 2012 Central Payment Co., LLC Maximum	Dec. 31, 2012 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc. Minimum	May 02, 2011 TermNet Merchant Services, Inc. Maximum	Mar. 31, 2010 FNMS Holding, LLC	Dec. 31, 2012 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Minimum	Mar. 31, 2010 TSYS Merchant Solutions Maximum	Dec. 31, 2012 ProPay
Significant Accounting Policies [Line Items]
Business acquisition, effective date																												Aug. 08, 2012				May 02, 2011				Apr. 01, 2010					Dec. 26, 2012
Business acquisition, percentage of ownership																													60.00%						51.00%		49.00%
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 3,900,000	$ 4,100,000
Property and equipment, estimated useful live																						5 years	40 years	2 years	5 years	3 years	15 years
Intangible assets, estimated useful live											3 years	10 years	10 years	3 years	10 years	3 years	5 years			3 years	10 years									2 years	10 years		2 years	10 years					3 years	10 years
Software technology assets resulting from acquisitions, estimated useful live, minimum																		5
Software technology assets resulting from acquisitions, estimated useful live, maximum																		9
Equity method investment, percentage of ownership					49.00%		44.56%
Equity investments	87,764,000	82,924,000			7,905,000	6,814,000	79,859,000	76,110,000											51,300,000
Goodwill	518,344,000	355,498,000	320,399,000																																			155,496,000
Percentage of total outstanding equity interests																												40.00%
Business acquisition, noncontrolling interest, redemption period																												2 years
Business acquisition, noncontrolling interest, redemption value																												39,500,000
Reserve for merchant loss				906,000
Long-term processing contracts with large financial institutions and other merchant acquirers, range									3 years	8 years
Estimated forfeiture rate									0.00%	10.00%
Advertising expenses	$ 1,000,000	$ 813,000.0	$ 690,000.0